LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease term	20 years		20 years
Amortization of right-of-use assets	$ 917,614	$ 715,633	$ 3,273,597	$ 2,570,202
Rent expense	976,000	923,000	4,196,000	$ 3,435,000
Cash payments	$ 878,000	$ 679,000	$ 3,122,000